UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10093

T. Rowe Price U.S Bond Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2008

Item 1: Report to Shareholders

U.S. Bond Index Fund	April 30, 2008

The views and opinions in this report were current as of April 30, 2008. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

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Manager’s Letter

Fellow Shareholders

The bond markets experienced mixed returns over the past six months amid significant turmoil in the financial system. Treasuries and other issues with government backing produced strong returns as nervous investors sought a safe haven. However, bonds carrying any degree of credit risk—including some of those with high ratings—endured steep declines through much of the period as many financial institutions, hedge funds, and investors liquidated their holdings at steep losses. In this environment, the highly diversified U.S. Bond Index Fund recorded a positive return that was similar to that of the Lehman Brothers U.S. Aggregate Index.

HIGHLIGHTS

• The bond markets turned in mixed results over the past six months as investors sought the security of government-backed issues but spurned issues with even modest credit risk.

• The fund was able to record a positive return that was in line with its benchmark index.

• The fund’s directors have approved a modest change in its investment program designed to allow the fund to pursue performance that matches the index net of expenses, rather than gross of expenses.

• Many observers agree that while the credit crisis appears to have peaked in March, additional volatility may lie ahead as the housing slump continues.

ECONOMY AND INTEREST RATES

The U.S. economy slowed substantially in late 2007 and early 2008, growing at an annualized pace of just 0.6% (according the most recent data) in the fourth quarter of 2007 and the first quarter of 2008. The job situation worsened considerably, as payrolls declined in the first four months of this year. What some viewed as the worst housing crisis since the Great Depression showed few signs of ending, with new home construction continuing to decline and housing prices falling at the fastest levels on record. Turmoil in housing spilled over into the credit markets, resulting in steep losses for Wall Street firms, as they discovered that mortgage-backed securities in their portfolios were worth considerably less than originally estimated. Consumer sentiment gauges fell to their lowest levels in years, and consumer spending appeared to be falling victim to cautious attitudes and tightened family budgets.

Over the past six months, the Federal Reserve took many steps to address the “credit crunch” and the significant economic slowdown. Most prominently, the Fed guided short-term interest rates lower on five occasions, bringing the federal funds rate from 4.50% at the beginning of November to 2.00% as our reporting period ended. Aside from lowering short-term borrowing costs, the continued Fed rate cuts helped to ease concerns over the millions of adjustable rate mortgages that might otherwise reset to much-higher rates, adding another burden to the frail housing market. Many worried that the Fed’s actions would spur inflation, however. Indeed, the core inflation rate—which excludes food and energy costs—remained modestly elevated. Taking account of food and energy resulted in a more worrisome picture, especially as oil surged above $120 per barrel.

In addition to lowering interest rates, the Fed took extraordinary steps to restore confidence and stabilize the credit markets. The Fed coordinated action with other central banks to address liquidity concerns in the credit markets. The Fed also introduced new forms of lending to financial institutions (Term Securities Lending Facility, Primary Dealer Credit Facility, Term Auction Facility, and Single-Tranche Open Market Operation Program) or changed the terms of existing programs to increase liquidity in the marketplace. Finally, the Fed took the highly unusual step of providing financing for the takeover of a prominent investment bank in order to avoid a cascading liquidity crisis.

By the end of the period, it appeared as though the Fed’s dramatic intervention had succeeded in stabilizing financial markets. The state of the real economy remained open to question, however. Many hoped that the Fed’s rate cuts, along with a stimulus package engineered by Congress and the administration, would be enough to save the economy from outright contraction. Others worried that the deep slump in housing and the rise in energy and food costs would take a large bite out of family budgets, resulting in falling consumption and a general downturn.

MARKET NEWS

Bond market returns were highly disparate over the past six months. Worried investors sold stocks and other risky assets and rushed into the Treasury market, where yields plunged. (Bond prices and yields move in opposite directions.) The drop was particularly sharp for short-term Treasuries, and the yield on the two-year note reached its lowest level in more than four years.

Other sectors of the bond market reacted in a very different fashion to the economic troubles—and particularly to a growing liquidity crisis on Wall Street. The difference in yields between riskier assets and Treasuries—known as credit or yield spreads—widened considerably in the period. The markets for some types of credit instruments stopped functioning, in some cases, as traders became unwilling to take assets onto their books. In other situations, large institutional investors sold securities at significant discounts in order to meet lending obligations.

The Fed’s robust intervention in mid-March helped bring about a partial reversal in these patterns. Credit spreads contracted beginning in mid-March, indicating that investors had regained some confidence. As investors took tentative steps back into the stock market and proved willing to assume more risk, Treasury yields trended higher. The Fed announced a small rate cut (0.25%) on the last day of our reporting period and appeared to indicate that it would be more reluctant to cut rates going forward, in part because of increased inflation concerns.

PORTFOLIO REVIEW

Your fund returned 4.23% in the six-month period ended April 30, 2008. As shown in the table, the fund outpaced the unmanaged Lehman Brothers U.S. Aggregate Index in the period. The fund’s net asset value (NAV) increased by $0.19 over the past six months, while dividends of $0.25 matched those of the previous six-month period.

The fund is designed for investors who want to benefit from broad exposure to investment-grade bonds. Its objective is to closely track the performance of the Lehman Brothers U.S. Aggregate Index, which typically includes more than 5,000 fixed-income securities with an overall intermediate- to long-term average maturity. Because purchasing all index securities is impractical, the fund uses a sampling strategy, investing substantially all fund assets in bonds specifically represented in the index.

As shown in the Security Diversification pie chart on page 4, mortgage-backed securities, U.S. Treasuries, and corporate securities accounted for the bulk of both the portfolio and the index. U.S. government agency issues, foreign government bonds, asset-backed securities, and other holdings represented only a small part of the fund and the index.

Since our last report, the portfolio’s weighted average maturity remained constant, although its duration decreased slightly, meaning that the fund has become slightly less sensitive to changes in interest rates (see Glossary for definitions). The portfolio’s yield declined modestly.

OUTLOOK

Although credit conditions have improved, most observers agree that it is too early to declare that the turmoil that rocked the financial system earlier this year will not return. In particular, institutions may report further losses related to the decline in the housing sector, which may lead to renewed liquidity pressures and other factors. At the same time, yields on Treasuries may rise should inflationary pressures intensify. We believe this uncertain environment remains a good argument for owning a highly diversified portfolio of high-quality fixed-income assets, such as the one we maintain in the U.S. Bond Index Fund.

Respectfully submitted,

Robert M. Larkins
Chairman of the fund’s Investment Advisory Committee

May 16, 2008

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING IN FIXED-INCOME SECURITIES

Funds that invest in fixed-income securities are subject to price declines due to rising interest rates, with long-term securities generally most sensitive to rate fluctuations. Other risks include credit rating downgrades and defaults on scheduled interest and principal payments. Mortgage-backed securities are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which is an increase in interest rates that causes a fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund’s sensitivity to rising interest rates and its potential for price declines.

GLOSSARY

30-day SEC yield: A method of calculating a fund’s yield that assumes all portfolio securities are held until maturity. The Securities and Exchange Commission (SEC) requires all bond funds to calculate this yield. Yield will vary and is not guaranteed.

Average maturity: The average of the stated maturity dates of a bond or money market portfolio’s securities. The average maturity for a money market fund is measured in days, whereas a bond fund’s average maturity is measured in years. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes, which means greater price fluctuation.

Duration: A measure of a bond fund’s sensitivity to changes in interest rates. For example, a fund with a duration of six years would fall about 6% in price in response to a one-percentage-point rise in interest rates, and vice versa.

Lehman Brothers U.S. Aggregate Index: A widely used benchmark for the domestic investment-grade bond market, including corporate, government, and mortgage-backed securities. The index typically includes more than 5,000 fixed-income securities with an overall intermediate- to long-term average maturity.

Yield curve: A graphic depiction of the relationship between yields and maturity dates for a set of similar securities, such as Treasuries or municipal securities. Yield curves typically slope upward, indicating that longer maturities offer higher yields. When the yield curve is flat, there is little or no difference between the yields offered by shorter- and longer-term securities.

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account maintenance fee that is not included in the accompanying table. The account maintenance fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRA accounts but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

Financial Highlights
For a share outstanding throughout each period

	6 Months Ended 4/30/08‡	Year Ended 10/31/07‡	10/31/06‡	10/31/05‡	10/31/04	10/31/03
NET ASSET VALUE						
Beginning of period	$ 10.46	$ 10.44	$ 10.44	$ 10.81	$ 10.71	$ 10.69
Investment activities						
Net investment income	0.25	0.50	0.48	0.44	0.42	0.39
Net realized and unrealized gain (loss)	0.19	0.02	0.01	(0.35)	0.11	0.11
Total from investment activities	0.44	0.52	0.49	0.09	0.53	0.50
Distributions						
Net investment income	(0.25)	(0.50)	(0.49)	(0.46)	(0.43)	(0.45)
Net realized gain	–	–	–	–	–	(0.03)
Total distributions	(0.25)	(0.50)	(0.49)	(0.46)	(0.43)	(0.48)
NET ASSET VALUE						
End of period	**$ 10.65**	**$ 10.46**	**$ 10.44**	**$ 10.44**	**$ 10.81**	**$ 10.71**

Ratios/Supplemental Data

Total return^	**4.23%**	**5.17%**	**4.82%**	**0.81%**	**5.10%**	**4.75%**
Ratio of total expenses to average net assets	0.30%+	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	4.75%+	4.86%	4.66%	4.11%	3.84%	3.66%
Portfolio turnover rate¤	60.1% +	73.7%	72.4%	98.2%*	167.1%	190.3%
Portfolio turnover rate, excluding mortgage dollar roll transactions	58.1%+	69.8%	72.4%	89.1%	106.6%	73.4%
Net assets, end of period (in thousands)	$ 298,629	$ 253,877	$ 179,467	$ 174,530	$ 137,148	$ 76,053

‡ Per share amounts calculated using average shares outstanding method.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

\+ Annualized

¤ The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions (see Note 3).

* Excludes the effect of the acquisition of TD Waterhouse Bond Index Fund's assets.

The accompanying notes are an integral part of these financial statements.

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par/Shares	Value
CORPORATE BONDS 20.6%		
FINANCIAL INSTITUTIONS 8.3%		
Banking 3.4%		
Associates Corporation of North America, 6.875%, 11/15/08	5	5
Banc One, 7.625%, 10/15/26	4	4
Banc One, 8.00%, 4/29/27	4	5
Bank of America, 3.25%, 8/15/08	250	250
Bank of America, 3.375%, 2/17/09	250	249
Bank of America, 4.875%, 1/15/13	100	100
Bank of America, 5.65%, 5/1/18	425	425
Bank of America, 6.00%, 10/15/36	300	298
Bank of America, 7.40%, 1/15/11	110	115
Bank of New York, 4.95%, 11/1/12	325	332
BB&T, 4.75%, 10/1/12	95	93
BB&T, 5.25%, 11/1/19	200	185
Charter One Bank, 6.375%, 5/15/12	200	205
Chase Manhattan, 7.875%, 6/15/10	65	69
Citicorp, 7.25%, 9/1/08	4	4
Citigroup, 5.00%, 9/15/14	250	239
Citigroup, 5.50%, 4/11/13	200	202
Citigroup, 5.625%, 8/27/12	500	504
Citigroup, 5.85%, 7/2/13	300	305
Citigroup, 5.875%, 2/22/33	475	429
Citigroup, 6.00%, 2/21/12	13	13
Commonwealth Bank of Australia, 5.00%, 11/6/12 (1)	250	254
Credit Suisse First Boston (USA), 4.70%, 6/1/09	150	152
Credit Suisse First Boston (USA), 5.125%, 1/15/14	200	199
Credit Suisse First Boston (USA), 7.125%, 7/15/32	200	222
First Union, 6.375%, 1/15/09	2	2
First Union National Bank, 5.80%, 12/1/08	100	101

First Union National Bank, 7.875%, 2/15/10	4	4
HSBC Bank USA, 4.625%, 4/1/14	250	246
HSBC Bank USA, 5.875%, 11/1/34	550	499
HSBC Holdings, 5.25%, 12/12/12	100	103
HSBC Holdings, 7.50%, 7/15/09	100	103
JPMorgan Chase, 4.75%, 5/1/13	175	175
JPMorgan Chase, 4.875%, 3/15/14	210	208
JPMorgan Chase, 5.75%, 1/2/13	130	135
JPMorgan Chase, 6.00%, 1/15/18	300	311
JPMorgan Chase Capital XV, 5.875%, 3/15/35	325	287
JPMorgan Chase Capital XXII, 6.45%, 2/2/37	250	227
Key Bank, 7.00%, 2/1/11	2	2
Marshall & Ilsley Bank, 5.25%, 9/4/12	20	20
National City, 5.75%, 2/1/09	100	98
National Westminster Bank, 7.375%, 10/1/09	4	4
NationsBank, 7.25%, 10/15/25	10	10
PNC Bank, 4.875%, 9/21/17	250	223
PNC Bank, 5.125%, 12/14/10	125	127
Regions Financial, 6.375%, 5/15/12	100	101
Royal Bank of Canada, 3.875%, 5/4/09	150	151
Royal Bank of Scotland, 5.00%, 10/1/14	125	119
Sovereign Bancorp, 4.80%, 9/1/10	150	136
SunTrust Bank, 5.45%, 12/1/17	130	122
Synovus Financial, 4.875%, 2/15/13	90	86
U.S. Bank, 4.95%, 10/30/14	200	200
U.S. Bank, 6.375%, 8/1/11	150	160
Wachovia, 5.50%, 5/1/13	200	202
Wachovia, 5.50%, 8/1/35	250	202
Wachovia, 6.25%, 8/4/08	4	4

Wachovia Bank, 4.875%, 2/1/15	150	145
Wells Fargo, 4.20%, 1/15/10	150	151
Wells Fargo, 5.00%, 11/15/14	205	206
Wells Fargo, 5.125%, 9/1/12	350	356
World Savings Bank, 4.125%, 12/15/09	100	100
		10,184
Brokerage 2.0%		
Ameriprise Financial, 5.35%, 11/15/10	85	86
Bear Stearns, 2.875%, 7/2/08	8	8
Bear Stearns, 4.50%, 10/28/10	200	195
Goldman Sachs, 3.875%, 1/15/09	85	86
Goldman Sachs, 5.625%, 1/15/17	400	389
Goldman Sachs, 6.15%, 4/1/18	150	152
Goldman Sachs, 6.60%, 1/15/12	657	690
Goldman Sachs, 6.75%, 10/1/37	455	450
Goldman Sachs, 6.875%, 1/15/11	7	7
Goldman Sachs Capital I, 6.345%, 2/15/34	50	45
Jefferies Group, 5.875%, 6/8/14	80	76
Jefferies Group, 6.25%, 1/15/36	200	151
Lehman Brothers, 3.95%, 11/10/09	300	297
Lehman Brothers, 4.25%, 1/27/10	200	196
Lehman Brothers, 4.80%, 3/13/14	125	117
Lehman Brothers, 5.625%, 1/24/13	275	271
Lehman Brothers, 6.50%, 7/19/17	250	246
Merrill Lynch, 4.125%, 1/15/09	150	149
Merrill Lynch, 5.00%, 1/15/15	200	189
Merrill Lynch, 6.22%, 9/15/26	100	88
Merrill Lynch, 6.40%, 8/28/17	400	399
Merrill Lynch, 6.875%, 4/25/18	200	203

Merrill Lynch, 6.875%, 11/15/18	65	66
Morgan Stanley, 4.75%, 4/1/14	675	643
Morgan Stanley, 5.625%, 1/9/12	250	254
Morgan Stanley, 6.25%, 8/9/26	175	160
Morgan Stanley, 6.625%, 4/1/18	200	208
Morgan Stanley, 6.75%, 4/15/11	8	8
		5,829

Finance Companies 1.5%

American Express Credit, 5.30%, 12/2/15	250	247
American General Finance, 5.375%, 10/1/12	3	3
American General Finance, 5.40%, 12/1/15	100	94
Capital One Bank, 6.50%, 6/13/13	300	296
CIT Group, 5.00%, 2/1/15	200	165
CIT Group, 5.40%, 1/30/16	150	124
Countrywide Financial, 6.25%, 5/15/16	86	76
Countrywide Home Loans, 3.25%, 5/21/08	400	397
Countrywide Home Loans, 6.25%, 4/15/09	15	14
GE Capital, 4.125%, 9/1/09	600	606
GE Capital, 4.80%, 5/1/13	525	525
GE Capital, 5.625%, 5/1/18	250	251
GE Capital, 6.00%, 6/15/12	500	526
GE Capital, 6.75%, 3/15/32	320	342
GE Capital, 7.375%, 1/19/10	9	10
Household Finance, 4.75%, 7/15/13	9	9
Household Finance, 5.875%, 2/1/09	9	9
Household Finance, 6.375%, 10/15/11	11	11
International Lease Finance, 4.875%, 9/1/10	350	348
International Lease Finance, 6.375%, 3/15/09	425	430
		4,483

Insurance 1.1%

ACE INA Holdings, 5.70%, 2/15/17	150	149
Aflac, 6.50%, 4/15/09	100	103
Allstate, 6.125%, 12/15/32	150	143
Allstate, 6.75%, 5/15/18	3	3
Allstate, 7.20%, 12/1/09	10	10
Allstate, 7.50%, 6/15/13	2	2
American General, 7.50%, 8/11/10	100	106
Genworth Financial, 6.50%, 6/15/34	100	92
Hartford Financial Services, 4.75%, 3/1/14	200	192
John Hancock Financial Services, 5.625%, 12/1/08	100	100
MetLife, 5.375%, 12/15/12	400	406
Principal Life Global Funding I, 5.25%, 1/15/13 (1)	100	102
Principal Life Income Funding, 5.30%, 12/14/12	250	252
Prudential Financial, 5.40%, 6/13/35	375	322
Safeco, 4.875%, 2/1/10	150	150
TIAA Global Markets, 5.125%, 10/10/12 (1)	250	254
Travelers, 6.25%, 6/15/37	225	220
UnitedHealth Group, 3.75%, 2/10/09	100	99
WellPoint, 5.00%, 1/15/11	330	327
Willis North America, 6.20%, 3/28/17	200	191
		3,223

Real Estate Investment Trusts 0.3%

AMB Property, 6.30%, 6/1/13	100	100
Arden Realty, 5.25%, 3/1/15	115	112
AvalonBay Communities, 5.75%, 9/15/16	110	103
ERP Operating, 5.25%, 9/15/14	125	115
ERP Operating, 5.375%, 8/1/16	105	96
Reckson Operating, 6.00%, 3/31/16	175	149

Regency Centers, 5.875%, 6/15/17	225	210
Simon Property Group, 5.75%, 12/1/15	150	148
		1,033
Total Financial Institutions		24,752
INDUSTRIAL 9.9%		
Basic Industry 0.7%		
Air Products & Chemicals, 4.15%, 2/1/13	175	173
Barrick Gold, 5.80%, 11/15/34	200	182
BHP Finance (USA), 5.00%, 12/15/10	175	179
Du Pont EI de Nemours, 5.00%, 1/15/13	150	153
Du Pont EI de Nemours, 5.25%, 12/15/16	200	203
Du Pont EI de Nemours, 5.875%, 5/11/09	65	67
Inco, 7.75%, 5/15/12	100	106
International Paper Company, STEP, 5.85%, 10/30/12	73	72
Lubrizol, 4.625%, 10/1/09	100	100
Lubrizol, 5.50%, 10/1/14	200	196
Praxair, 5.25%, 11/15/14	350	370
Praxair, 6.375%, 4/1/12	104	111
Vale Overseas, 6.875%, 11/21/36	60	61
		1,973
Capital Goods 1.2%		
Boeing, 6.125%, 2/15/33	50	52
Boeing Capital, 6.10%, 3/1/11	350	369
Caterpillar Financial Services, 4.75%, 2/17/15	175	173
CRH America, 6.40%, 10/15/33	75	62
Emerson Electric, 4.50%, 5/1/13	255	256
Honeywell, 6.625%, 6/15/28	5	5
Honeywell International, 5.30%, 3/1/18	100	102

Honeywell International, 6.125%, 11/1/11	175	186
Hutchison Whampoa International, 6.50%, 2/13/13 (1)	200	210
John Deere Capital, 4.95%, 12/17/12	250	255
John Deere Capital, 5.35%, 1/17/12	300	310
Lockheed Martin, 6.15%, 9/1/36	100	102
Lockheed Martin, 7.65%, 5/1/16	250	290
Lockheed Martin, 7.75%, 5/1/26	50	60
Northrop Grumman, 7.125%, 2/15/11	200	214
Raytheon, 7.20%, 8/15/27	200	224
United Technologies, 7.50%, 9/15/29	255	310
Waste Management, 6.10%, 3/15/18	400	404
		3,584
Communications 2.7%		
Airtouch Communications, 6.65%, 5/1/08	10	10
Alltel, 6.50%, 11/1/13	5	4
Alltel, 7.00%, 3/15/16	11	8
America Movil, 4.125%, 3/1/09	100	101
America Movil, 5.50%, 3/1/14	350	350
America Movil, 5.625%, 11/15/17	100	99
AT&T, 4.95%, 1/15/13	400	405
AT&T, 5.10%, 9/15/14	825	829
AT&T Broadband, 8.375%, 3/15/13	466	525
AT&T Wireless, 7.875%, 3/1/11	300	325
AT&T Wireless, 8.75%, 3/1/31	100	124
BellSouth, 6.875%, 10/15/31	21	22
BellSouth Telecommunications, 6.375%, 6/1/28	5	5
British Sky Broadcasting, 6.10%, 2/15/18 (1)	300	306
British Sky Broadcasting, 6.875%, 2/23/09	150	152
Comcast, 6.95%, 8/15/37	540	570

Cox Communications, 6.75%, 3/15/11	100	105
Cox Communications, 7.125%, 10/1/12	150	159
France Telecom, STEP, 7.75%, 3/1/11	400	434
GTE Corporation, 6.94%, 4/15/28	15	15
News America, 6.15%, 3/1/37	125	122
News America, 7.25%, 5/18/18	150	164
Rogers Wireless, 6.375%, 3/1/14	300	306
Sprint Capital, 6.875%, 11/15/28	55	43
Sprint Capital, 6.90%, 5/1/19	220	181
Sprint Capital, 7.625%, 1/30/11	75	71
Telecom Italia Capital, 4.00%, 11/15/08	100	100
Telecom Italia Capital, 5.25%, 11/15/13	250	237
Telefonica Emisiones, 5.855%, 2/4/13	250	255
Telefonos de Mexico, 4.75%, 1/27/10	245	247
Time Warner Cable, 5.85%, 5/1/17	225	222
Time Warner Entertainment, 7.25%, 9/1/08	100	101
Time Warner Entertainment, 8.375%, 3/15/23	450	501
Verizon Communications, 5.50%, 2/15/18	300	302
Verizon Communications, 5.55%, 2/15/16	100	101
Verizon Communications, 6.90%, 4/15/38	200	215
Verizon Global Funding, 7.25%, 12/1/10	100	107
Verizon New England, 6.50%, 9/15/11	20	21
Vodafone, 5.625%, 2/27/17	150	151
Vodafone Airtouch, 7.875%, 2/15/30	10	11
		8,006
Consumer Cyclical 1.5%		
American Honda Finance, 4.625%, 4/2/13 (1)	400	396
Costco Wholesale, 5.50%, 3/15/17	200	204
DaimlerChrysler, 7.20%, 9/1/09	6	6

DaimlerChrysler, 8.50%, 1/18/31	100	117
Dayton Hudson, 5.875%, 11/1/08	1	1
Disney, 6.375%, 3/1/12	350	375
Federated Department Stores, 5.35%, 3/15/12	250	234
Harrah's Operating, 5.50%, 7/1/10	150	133
Home Depot, 5.40%, 3/1/16	200	188
J.C. Penney, 7.125%, 11/15/23	175	173
Lennar, 5.60%, 5/31/15	150	120
Lennar, 7.625%, 3/1/09	100	99
Lowe's Companies, 5.00%, 10/15/15	250	251
McDonald's, 5.30%, 3/15/17	125	126
Pulte Homes, 5.20%, 2/15/15	200	177
Target, 5.40%, 10/1/08	10	10
Target, 5.875%, 3/1/12	100	106
Target, 5.875%, 7/15/16	250	256
Toyota Motor Credit, 4.25%, 3/15/10	350	357
Toyota Motor Credit, 4.35%, 12/15/10	5	5
Turner Broadcasting, 8.375%, 7/1/13	8	9
Viacom, 6.25%, 4/30/16	215	216
Wal-Mart Stores, 5.25%, 9/1/35	450	404
Wal-Mart Stores, 6.875%, 8/10/09	450	470
Wal-Mart Stores, 7.25%, 6/1/13	9	10
		4,443
Consumer Non-Cyclical 1.4%		
Amgen, 4.00%, 11/18/09	125	125
Bestfoods, 6.625%, 4/15/28	5	5
Bottling Group, 4.625%, 11/15/12	100	102
Bristol-Myers Squibb, 6.80%, 11/15/26	6	6
Bunge Finance, 5.90%, 4/1/17	200	188

Bunge Limited Finance, 5.10%, 7/15/15	115	104
Coca-Cola, 5.35%, 11/15/17	285	297
Coca-Cola Enterprises, 6.75%, 1/15/38	8	9
Coca-Cola Enterprises, 7.125%, 8/1/17	15	17
Coca-Cola Enterprises, 8.50%, 2/1/12	15	17
Diageo Capital, 5.20%, 1/30/13	225	229
Fortune Brands, 5.125%, 1/15/11	120	117
Genentech, 4.40%, 7/15/10	60	61
General Mills, 5.70%, 2/15/17	200	201
Hospira, 4.95%, 6/15/09	400	400
Kellogg, 4.25%, 3/6/13	250	246
Kellogg, 5.125%, 12/3/12	100	103
Kellogg, 7.45%, 4/1/31	100	115
Kraft Foods, 4.00%, 10/1/08	150	150
Kroger, 5.00%, 4/15/13	200	201
Medtronic, 4.375%, 9/15/10	210	212
Newell Rubbermaid, 4.625%, 12/15/09	35	35
PepsiAmericas, 4.875%, 1/15/15	125	122
PepsiCo, 4.65%, 2/15/13	200	205
President & Fellows of Harvard University, 3.70%, 4/1/13	300	301
Procter & Gamble, 6.875%, 9/15/09	350	368
Sabmiller, 6.20%, 7/1/11 (1)	225	232
Sysco Corporation, 5.25%, 2/12/18	125	126
Wyeth, 5.95%, 4/1/37	200	198
		4,492
Energy 1.3%		
Amerada Hess, 7.875%, 10/1/29	200	234
Apache, 6.00%, 1/15/37	200	202
Canadian Natural Resources, 6.25%, 3/15/38	450	431

ConocoPhillips, 5.90%, 10/15/32	700	705
Devon Financing, 6.875%, 9/30/11	110	118
Devon Financing, 7.875%, 9/30/31	80	97
Encana, 4.60%, 8/15/09	250	250
EnCana, 5.90%, 12/1/17	230	235
EOG Resources, 5.875%, 9/15/17	175	182
Marathon Oil, 6.00%, 10/1/17	250	251
Marathon Oil, 6.60%, 10/1/37	90	91
Occidental Petroleum, 6.75%, 1/15/12	300	323
Phillips Petroleum, 6.375%, 3/30/09	25	26
Sunoco, 4.875%, 10/15/14	150	143
Texaco Capital, 5.50%, 1/15/09	5	5
Transocean, 7.50%, 4/15/31	150	165
Valero Energy, 6.125%, 6/15/17	200	201
Vastar Resources, 6.50%, 4/1/09	4	4
XTO Energy, 4.625%, 6/15/13	200	198
XTO Energy, 4.90%, 2/1/14	100	99
		3,960
Technology 0.7%		
Avnet Electronics, 5.875%, 3/15/14	300	295
Cisco Systems, 5.50%, 2/22/16	175	181
Hewlitt-Packard, 5.40%, 3/1/17	150	153
IBM, 4.25%, 9/15/09	100	102
IBM, 6.50%, 1/15/28	11	11
IBM, 7.00%, 10/30/25	275	304
IBM, 7.00%, 10/30/45	10	11
IBM, 8.375%, 11/1/19	100	126
Motorola, 8.00%, 11/1/11	75	77
National Semiconductor, 6.15%, 6/15/12	100	100

Oracle, 5.00%, 1/15/11	250	256
Oracle, 6.50%, 4/15/38	300	309
Xerox, 5.50%, 5/15/12	50	50
Xerox, 6.35%, 5/15/18	140	141
		2,116
Transportation 0.4%		
Burlington Northern Santa Fe, 5.65%, 5/1/17	90	90
Burlington Northern Santa Fe, 6.15%, 5/1/37	100	99
Canadian National Railway, 6.25%, 8/1/34	95	93
FedEx, 9.65%, 6/15/12	200	231
Norfolk Southern, 5.59%, 5/17/25	48	44
Norfolk Southern, 7.25%, 2/15/31	52	58
Norfolk Southern, 7.70%, 5/15/17	200	230
Southwest Airlines, 6.50%, 3/1/12	75	76
Union Pacific, 6.65%, 1/15/11	350	368
		1,289
Total Industrial		29,863
UTILITY 2.4%		
Electric 1.5%		
Alabama Power, 5.375%, 10/1/08	6	6
Alabama Power, 5.50%, 10/15/17	100	102
American Electric Power, 5.375%, 3/15/10	150	153
Appalachian Power, 3.60%, 5/15/08	200	200
Black Hills, 6.50%, 5/15/13	50	52
Carolina Power & Light, 6.30%, 4/1/38	100	105
CenterPoint Energy Houston Electric, 6.95%, 3/15/33	100	103
Consolidated Edison, 7.50%, 9/1/10	105	113
Florida Power, 6.35%, 9/15/37	170	179

Georgia Power, 5.25%, 12/15/15	200	199
Jersey Central Power & Light, 5.65%, 6/1/17	200	196
MidAmerican Energy, 6.125%, 4/1/36	170	170
National Rural Utilities, 4.375%, 10/1/10	300	304
Northern States Power, 5.25%, 7/15/35	145	129
NStar Electric, 4.875%, 4/15/14	100	100
Pacific Gas & Electric, 3.60%, 3/1/09	400	400
Pacific Gas & Electric, 5.625%, 11/30/17	150	154
PacifiCorp, 6.25%, 10/15/37	90	90
PECO Energy, 5.35%, 3/1/18	75	75
PECO Energy, 5.95%, 10/1/36	150	149
PPL Capital Funding, 4.33%, 3/1/09	175	175
PPL Energy Supply, 6.40%, 11/1/11	50	51
Progress Energy, 7.10%, 3/1/11	100	106
Public Service Company of Colorado, 7.875%, 10/1/12	150	170
Public Service Electric & Gas, 5.70%, 12/1/36	180	169
Southern California Edison, 4.65%, 4/1/15	200	197
Tampa Electric, 6.15%, 5/15/37	200	188
Virginia Electric & Power, 6.00%, 5/15/37	250	244
West Penn Power Company, 5.95%, 12/15/17 (1)	200	203
		4,482
Natural Gas 0.9%		
Boardwalk Pipelines, 5.50%, 2/1/17	300	280
Buckeye Partners, 6.05%, 1/15/18	140	139
Consolidated Natural Gas, 5.00%, 3/1/14	200	195
Consolidated Natural Gas, 6.25%, 11/1/11	15	16
Enbridge, 4.90%, 3/1/15	150	143
Enbridge, 5.80%, 6/15/14	85	86
Enterprise Products Operations, 4.95%, 6/1/10	300	300

Bear Stearns Commercial Mortgage Securities Series 2005-T18, Class A1, CMO,VR 4.274%, 2/13/42	155	155
Bear Stearns Commercial Mortgage Securities Series 2006-PW12, Class A4, CMO, VR 5.895%, 9/11/38	903	913
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class A4, CMO 5.54%, 9/11/41	450	447
Bear Stearns Commercial Mortgage Securities Series 2007-PW17, Class A1, CMO 5.282%, 6/11/50	1,132	1,126
Citigroup/Deutsche Bank Commercial Mortgage Securities Series 2005-CD1, Class A4, CMO,VR 5.40%, 7/15/44	575	566
Commercial Mortgage Loan Trust Series 2008-LS1, Class A3, CMO,VR 6.221%, 3/10/17	725	718
Commercial Mortgage PTC Series 2007-C9, Class A4, CMO, VR 6.01%, 12/10/49	500	501
Credit Suisse Mortgage Capital Certification Series 2006-C4, Class A3, CMO 5.467%, 9/15/39	400	395
DLJ Commercial Mortgage Series 1999-CG2, Class A1B, CMO, VR 7.30%, 6/10/32	231	233
GE Capital Commercial Mortgage Series 2001-1, Class A1, CMO 6.079%, 5/15/33	19	19
GE Capital Commercial Mortgage Series 2001-1, Class A2, CMO 6.531%, 5/15/33	400	411
GE Capital Commercial Mortgage Series 2005-C4, Class A1, CMO 5.082%, 11/10/45	233	234
Greenwich Capital Commercial Funding Series 2007-GG9, Class A4, CMO 5.444%, 3/10/39	1,200	1,168

JPMorgan Chase Commercial Mortgage Finance Series 2000-C10, Class A2, CMO,VR 7.371%, 8/15/32	114	115
JPMorgan Chase Commercial Mortgage Securities Series 2007-LD11, Class A4, CMO,VR 6.007%, 6/15/49	750	750
JPMorgan Chase Commercial Mortgage Securities Series 2001-CIBC, Class A3, CMO 6.26%, 3/15/33	270	265
JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP4, Class ASB, CMO, VR 4.824%, 10/15/42	375	362
JPMorgan Chase Commercial Mortgage Securities Series 2006-CB14, Class A4 , CMO, VR 5.481%, 12/12/44	475	471
LB-UBS Commercial Mortgage Trust Series 2003-C8, Class A1, CMO 3.636%, 11/15/27	329	328
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4, CMO 5.156%, 2/15/31	875	853
LB-UBS Commercial Mortgage Trust Series 2007-C2, Class A3, CMO 5.43%, 2/17/40	1,025	996
Morgan Stanley Capital I Series 2007-IQ15, Class A4, CMO,VR 6.077%, 6/11/49	975	981
Morgan Stanley Capital I Series 2007-T27, Class A4, CMO, VR 5.803%, 6/11/42	550	544
Morgan Stanley Capital I Series 2008-T29, Class A4, CMO,VR 6.458%, 1/11/43	700	723
Morgan Stanley Dean Witter Capital Series 2002-TOP7, Class A2, CMO 5.98%, 1/15/39	200	199
Total Non-U.S. Government Mortgage-Backed Securities (Cost $18,396)		18,163

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 39.3%

U.S. Government Agency Obligations 38.3% (2)

Federal Home Loan Mortgage		
4.50%, 5/1/19 - 4/1/35	867	840
5.00%, 10/1/18 - 5/1/36	5,152	5,108
5.50%, 3/1/18 - 10/1/37	10,817	10,916
6.00%, 12/1/13 - 10/1/37	6,576	6,748
6.50%, 4/1/16 - 1/1/36	2,029	2,111
7.00%, 11/1/30 - 6/1/32	28	30
7.50%, 4/1/15	4	4
Federal Home Loan Mortgage, ARM		
4.64%, 7/1/35	445	446
4.698%, 2/1/35	625	627
5.344%, 4/1/37	1,643	1,666
5.37%, 2/1/37	670	680
5.982%, 12/1/36	1,381	1,414
5.993%, 11/1/36	679	696
Federal National Mortgage Assn.		
4.00%, 5/1/19 - 12/1/20	1,076	1,048
4.50%, 5/1/18 - 9/1/34	5,031	4,975
5.00%, 12/1/08 - 2/1/36	19,385	19,232
5.50%, 1/1/17 - 2/1/37	18,238	18,423
6.00%, 5/1/21 - 2/1/38	20,318	20,826
6.50%, 4/1/15 - 11/1/37	5,492	5,699
7.00%, 7/1/10 - 11/1/36	443	469
7.50%, 10/1/25 - 4/1/31	38	40
8.00%, 3/1/31	51	55
Federal National Mortgage Assn., ARM		
4.583%, 7/1/35	526	527

5.034%, 1/1/37	451	455
5.428%, 9/1/37	478	485
5.541%, 7/1/36	682	693
5.796%, 8/1/37	534	545
5.979%, 9/1/36	418	428
Federal National Mortgage Assn., TBA		
5.50%, 1/1/34	4,970	5,000
6.00%, 1/1/34	1,500	1,534
6.50%, 1/1/35	2,700	2,795
		114,515
U.S. Government Obligations 1.0%		
Government National Mortgage Assn.		
4.50%, 3/20/34	357	342
5.00%, 7/15/33 - 9/15/33	1,272	1,265
5.50%, 8/15/35	519	526
6.00%, 7/15/16 - 2/15/36	407	422
6.50%, 5/15/16 - 12/20/33	69	73
7.00%, 3/15/13 - 6/15/31	85	89
7.50%, 11/15/12 - 1/15/32	149	158
8.00%, 1/15/26	32	35
		2,910
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $115,935)		117,425

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 27.8%

U.S. Government Agency Obligations 9.6% (2)		
Federal Farm Credit Bank, 5.75%, 1/18/11	300	320
Federal Home Loan Bank, 3.75%, 8/18/09	1,900	1,926
Federal Home Loan Bank, 4.375%, 3/17/10	1,500	1,545

Federal Home Loan Bank, 5.25%, 6/18/14	2,000	2,155
Federal Home Loan Bank, 5.375%, 5/18/16	2,800	3,029
Federal Home Loan Bank, 5.60%, 6/28/11	185	198
Federal Home Loan Mortgage, 4.125%, 7/12/10	1,200	1,232
Federal Home Loan Mortgage, 4.125%, 10/18/10	750	771
Federal Home Loan Mortgage, 4.50%, 7/15/13	500	519
Federal Home Loan Mortgage, 4.50%, 1/15/14	1,250	1,296
Federal Home Loan Mortgage, 5.125%, 10/15/08	1,700	1,723
Federal Home Loan Mortgage, 5.75%, 3/15/09	1,100	1,132
Federal Home Loan Mortgage, 5.75%, 1/15/12	800	866
Federal Home Loan Mortgage, 6.875%, 9/15/10	350	381
Federal National Mortgage Assn., 4.125%, 4/15/14	400	406
Federal National Mortgage Assn., 5.25%, 1/15/09	1,060	1,082
Federal National Mortgage Assn., 5.25%, 8/1/12	115	120
Federal National Mortgage Assn., 5.50%, 3/15/11	1,300	1,385
Federal National Mortgage Assn., 6.00%, 5/15/08	1,610	1,613
Federal National Mortgage Assn., 6.00%, 5/15/11	2,655	2,868
Federal National Mortgage Assn., 6.25%, 5/15/29	342	399
Federal National Mortgage Assn., 6.625%, 9/15/09	100	105
Federal National Mortgage Assn., 6.625%, 11/15/30	500	614
Federal National Mortgage Assn., 7.125%, 6/15/10	1,000	1,088
Federal National Mortgage Assn., 7.25%, 1/15/10	740	795
Private Export Funding, 3.55%, 4/15/13	550	545
Tennessee Valley Authority, 4.75%, 8/1/13	200	211
		28,324
U.S. Treasury Obligations 18.2%		
U.S. Treasury Bonds, 4.50%, 2/15/36	2,305	2,311
U.S. Treasury Bonds, 5.25%, 2/15/29	314	345
U.S. Treasury Bonds, 5.375%, 2/15/31	242	273

U.S. Treasury Bonds, 5.50%, 8/15/28	146	165
U.S. Treasury Bonds, 6.00%, 2/15/26	2,535	3,002
U.S. Treasury Bonds, 6.125%, 11/15/27	543	658
U.S. Treasury Bonds, 6.25%, 8/15/23	2,605	3,142
U.S. Treasury Bonds, 6.25%, 5/15/30	163	203
U.S. Treasury Bonds, 6.50%, 11/15/26	100	125
U.S. Treasury Bonds, 7.25%, 5/15/16	505	632
U.S. Treasury Bonds, 7.25%, 8/15/22	2,800	3,660
U.S. Treasury Bonds, 7.50%, 11/15/16	675	860
U.S. Treasury Bonds, 8.125%, 8/15/19	865	1,178
U.S. Treasury Bonds, 8.50%, 2/15/20	12	17
U.S. Treasury Bonds, 8.75%, 5/15/17	275	378
U.S. Treasury Bonds, 9.25%, 2/15/16	20	28
U.S. Treasury Bonds, 9.875%, 11/15/15	180	256
U.S. Treasury Notes, 2.125%, 1/31/10	2,700	2,694
U.S. Treasury Notes, 2.50%, 3/31/13	2,800	2,734
U.S. Treasury Notes, 2.625%, 5/15/08	90	90
U.S. Treasury Notes, 2.625%, 3/15/09	745	750
U.S. Treasury Notes, 2.875%, 1/31/13	150	149
U.S. Treasury Notes, 3.00%, 2/15/09	100	101
U.S. Treasury Notes, 3.125%, 4/15/09	735	744
U.S. Treasury Notes, 3.375%, 12/15/08	150	152
U.S. Treasury Notes, 3.375%, 9/15/09	50	51
U.S. Treasury Notes, 3.50%, 8/15/09	2,255	2,294
U.S. Treasury Notes, 3.625%, 1/15/10	5,125	5,248
U.S. Treasury Notes, 3.875%, 7/15/10	2,800	2,899
U.S. Treasury Notes, 3.875%, 9/15/10	75	78
U.S. Treasury Notes, 3.875%, 2/15/13	400	416
U.S. Treasury Notes, 4.00%, 2/15/15	200	208

U.S. Treasury Notes, 4.125%, 8/31/12	1,200	1,257
U.S. Treasury Notes, 4.25%, 8/15/13	920	973
U.S. Treasury Notes, 4.25%, 11/15/13	1,795	1,900
U.S. Treasury Notes, 4.25%, 11/15/14	1,060	1,122
U.S. Treasury Notes, 4.25%, 8/15/15	3,990	4,203
U.S. Treasury Notes, 4.25%, 11/15/17	1,000	1,039
U.S. Treasury Notes, 4.50%, 3/31/12	375	398
U.S. Treasury Notes, 4.625%, 11/15/16	150	161
U.S. Treasury Notes, 4.625%, 2/15/17	1,250	1,337
U.S. Treasury Notes, 4.75%, 2/15/10	245	256
U.S. Treasury Notes, 4.75%, 8/15/17	4,060	4,378
U.S. Treasury Notes, 5.00%, 8/15/11	205	221
U.S. Treasury Notes, 5.50%, 5/15/09	183	190
U.S. Treasury Notes, 5.625%, 5/15/08	102	102
U.S. Treasury Notes, 5.75%, 8/15/10	496	534
U.S. Treasury Notes, 6.00%, 8/15/09	159	167
U.S. Treasury Notes, 6.50%, 2/15/10	366	393
		54,472
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $80,223)		82,796

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 2.7%

Government Guaranteed 0.7%

Canada Mortgage & Housing, 2.95%, 6/2/08	100	100
Canada Mortgage & Housing, 4.80%, 10/1/10	350	361
Kreditanstalt Fur Wiederaufbau, 3.25%, 3/30/09	200	201
Kreditanstalt Fur Wiederaufbau, 4.875%, 1/17/17	300	314
Landwirtschaftliche Rentenbank, 4.875%, 11/16/15	450	474

Province of Quebec, 7.50%, 9/15/29	104	136
		1,651
Owned No Guarantee 0.3%		
Abu Dhabi National Energy, 5.62%, 10/25/12 (1)	225	228
Swedish Export Credit, 4.875%, 9/29/11	385	402
Swedish Export Credit, 5.125%, 3/1/17	200	209
		839
Sovereign 0.5%		
Government of Canada, 5.25%, 11/5/08	12	12
Republic of Chile, 5.50%, 1/15/13	80	84
Republic of Italy, 3.25%, 5/15/09	300	300
Republic of Italy, 4.50%, 1/21/15	200	203
Republic of Italy, 5.625%, 6/15/12	8	9
Republic of Italy, 6.00%, 2/22/11	6	6
Republic of South Africa, 6.50%, 6/2/14	100	106
United Mexican States, 6.375%, 1/16/13	100	109
United Mexican States, 7.50%, 1/14/12	100	112
United Mexican States, 8.00%, 9/24/22	300	380
United Mexican States, 11.375%, 9/15/16	100	145
		1,466
Supranational 0.5%		
Asian Development Bank, 4.125%, 9/15/10	250	258
European Investment Bank, 2.875%, 3/15/13	250	245
European Investment Bank, 4.625%, 5/15/14	250	257
European Investment Bank, 5.125%, 9/13/16	400	426
Inter-American Development Bank, 4.375%, 9/20/12	5	5
Inter-American Development Bank, 7.375%, 1/15/10	106	113

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price U.S. Bond Index Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on November 30, 2000. The fund seeks to match the total return performance of the U.S. investment-grade bond market, as represented by the Lehman Brothers U.S. Aggregate Index.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Paydown gains and losses are recorded as an adjustment to interest income. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Redemption Fees A 0.5% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Pronouncements Effective November 1, 2007, the fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 had no impact on the fund’s net assets or results of operations.

In September 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosure of fair value measurements in the financial statements. It is effective for the fund’s fiscal year beginning November 1, 2008. Management expects adoption of FAS 157 will have no material impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

TBA Purchase Commitments During the six months ended April 30, 2008, the fund entered into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls During the six months ended April 30, 2008, the fund entered into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or “roll” settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.

Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $19,342,000 and $6,268,000, respectively, for the six months ended April 30, 2008. Purchases and sales of U.S. government securities aggregated $103,828,000 and $76,317,000, respectively, for the six months ended April 30, 2008.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2008.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2007, the fund had $2,058,000 of unused capital loss carryforwards, of which $27,000 expire in fiscal 2011, $572,000 expire in fiscal 2013, $1,441,000 expire in fiscal 2014, and $18,000 expire in fiscal 2015.

At April 30, 2008, the cost of investments for federal income tax purposes was $304,167,000. Net unrealized gain aggregated $4,032,000 at period-end, of which $6,137,000 related to appreciated investments and $2,105,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.30% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, custody services, and directors’ fees and expenses are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At April 30, 2008, approximately 9% of the outstanding shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

As of April 30, 2008, T. Rowe Price Group, Inc., and/or its wholly owned subsidiaries owned 818,219 shares of the fund, representing 3% of the fund’s net assets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 4, 2008, the fund’s Board of Directors (Board) unanimously approved the investment advisory contract (Contract) between the fund and its investment manager, T. Rowe Price Associates, Inc. (Manager). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of related activities as well as financial and administrative services, reporting, and communications. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total returns over the one-, three-, and five-year and since-inception periods as well as the fund’s year-by-year returns and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Manager under the Contract and other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board noted that soft dollars were not used to pay for third-party, non-broker research. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds, as well as estimates of the gross profits realized from managing the fund in particular. The Board concluded that the Manager’s profits were reasonable in light of the services provided to the fund. The Board also considered the extent to which economies of scale were being realized by the Manager and whether the fund or other funds benefit from any such economies of scale under the fee levels set forth in the Contract. The Board noted that, under the Contract, the fund pays the Manager a single fee based on the fund’s assets and that the Manager, in turn, pays all expenses of the fund, with certain exceptions. The Board concluded that, based on the profitability data it reviewed and consistent with this single fee structure, the Contract provided for a reasonable sharing of any benefits from economies of scale with the fund.

Fees
The Board reviewed the fund’s single fee structure and compared it with fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board showed that the fund’s management fee and expense ratio were generally below the median for comparable funds. (For these purposes, the Board assumed the management fee was equal to the single fee less the fund’s operating expenses.) The Board also reviewed the fee schedules for comparable privately managed accounts of the Manager and its affiliates. Management informed the Board that the Manager’s responsibilities for privately managed accounts are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it or its affiliates advise. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Contract were reasonable.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract, including the fees to be charged for services thereunder.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Bond Index Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	June 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	June 17, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	June 17, 2008